Deposits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Interest expense for time deposits	$ 754,000	$ 996,000	$ 1,158,000